Fair Value of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents - Book Value	$ 43,561	$ 44,009
Cash and cash equivalents - Fair Value	43,561	44,009
Restricted cash - Book Value	490	2,600
Restricted cash - Fair Value	490	2,600
Accounts receivable - Book Value	34,235	25,100
Accounts receivable - Fair Value	34,235	25,100
Accounts payable - Book Value	15,355	12,621
Accounts payable - Fair Value	15,355	12,621
Ship mortgage notes and premium - Book Value	653,614	663,399
Ship mortgage notes and premium - Fair Value	527,005	511,331
Other long-term debt, net of deferred finance costs - Book Value	519,503	542,438
Other long-term debt, net of deferred finance costs - Fair Value	529,138	535,519
Due from related parties, long-term - Book Value	42,878	58,016
Due from related parties, long-term - Fair Value	$ 42,878	$ 58,016